Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	As of December 31
	2017	2016
Land	$10,366	$10,366
Building and improvements including leasehold improvements	41,890	41,213
Furniture and equipment	14,753	13,565
Company vehicles and rental units	3,612	3,980
Construction in progress	396	268
	71,017	69,392

Less: Accumulated depreciation and amortization	(25,348)	(20,944)

	$45,669	$48,448

For the years ended December 31, 2017 and 2016, depreciation and amortization expense amounted to $5,286 and $4,510 respectively.